Accounting Policies, Recently adopted and new accounting pronouncements	6 Months Ended
Jun. 30, 2025
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Disclosure of changes in accounting policies [text block]	Recently adopted accounting pronouncements The following are those accounting pronouncements which are relevant to the Group, and which have been newly applied in the first six months of 2025. IAS 21 “The Effects of Changes in Foreign Exchange Rates” On January 1, 2025, the Group adopted amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” that contains guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not. It also requires the disclosure of additional information when a currency is not exchangeable. The amendments did not have a material impact on the Group’s interim consolidated financial statements. New accounting pronouncements The following accounting pronouncements were not effective as of June 30, 2025, and therefore have not been applied in the first six months of 2025. IFRS 18 “Presentation and Disclosure in Financial Statements” In April 2024, the IASB issued the new standard IFRS 18 “Presentation and Disclosures in Financial Statements” that replaces IAS 1 “Presentation of Financial Statements”. IFRS 18 contains new guidance on how to structure the Income Statement as well as new disclosure requirements for Management-defined Performance Measures (MPMs). The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The Group is currently assessing the impact of IFRS 18 on the presentation of its consolidated financial statements. The new standard has yet to be endorsed by the EU. IFRS 19 “Subsidiaries without Public Accountability: Disclosures” In May 2024, the IASB issued the new standard IFRS 19 “Subsidiaries without Public Accountability: Disclosures”. The new standard permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements. The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The Group does not expect a material impact of IFRS 19 on the disclosure requirements of its subsidiaries. The new standard has yet to be endorsed by the EU. IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” In May 2024, the IASB has issued amendments to “Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)” to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 “Financial Instruments”. On electronic payment systems, the amendments permit to deem a financial liability (or part of it) to be derecognized before the settlement date if specified criteria are met. Further, the amendments provide extended guidance on basic lending agreements, assets with non-recourse features and contractually linked instruments. Disclosures have been amended for contractual terms that could change the timing or amount of contractual cash flows. The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The Group is currently assessing the impact of the amendments on classification and measurement of financial instruments as well as on its disclosures. Annual Improvements to IFRS In July 2024, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvements project. These comprise changes in terminology as well as editorial amendments related to IFRS 1 “First-time Adoption of International Financial Reporting Standards”, IFRS 7 “Financial Instruments: Disclosures” and its accompanying Guidance on implementing IFRS 7, IFRS 9 “Financial Instruments”, IFRS 10 “Consolidated Financial Statements” and IAS 7 “Statement of Cash-Flows”. The amendments will be effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The amendments are not expected to have material impact on the Group’s consolidated financial statements. Contracts Referencing Nature-dependent Electricity - Amendments to IFRS 9 and IFRS 7 In December 2024, the IASB issued “Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)” to address matters identified for contracts referencing to nature-dependent electricity. The own-use requirements in IFRS 9 are to be amended to include the factors an entity is required to consider for which the source of production of the electricity is nature-dependent. The hedge accounting requirements in IFRS 9 are to be amended to permit an entity using a contract for nature-dependent renewable electricity with a variable volume of forecast electricity transactions as the hedged item as well as for measuring hedge effectiveness. The IASB further amends IFRS 7 and IFRS 19 to introduce disclosure requirements about contracts for nature-dependent electricity with specified characteristics. The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The Group does not have significant exposure to electricity purchase contracts and thus does not expect a material impact on the Group’s consolidated financial statements.